SEGMENT REPORTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment asset_service	Dec. 31, 2022 USD ($) asset_service	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Number of third-party digital asset services | asset_service	2	2
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	100.00%	99.00%
Mining Segment | Revenue Benchmark | Indefinite-Lived Intangible Asset Concentration Risk | Bitcoin
Segment Reporting Information [Line Items]
Concentration risk, percentage	78.00%	62.00%
Operating Segments | Hosting Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 6.9	$ 12.1	$ 7.4
Operating Segments | Mining Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 88.5	$ 214.8	$ 24.3